Commitments under Operating and Finance Leases - Summary of Commitments under Operating Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	€ 2,191	€ 2,171	€ 2,116
Within 1 year [member]
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	419	402	370
After one year but not more than five years [member]
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	962	978	915
After 5 years [member]
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	€ 810	€ 791	€ 831